Significant Accounting Policies (Details) - EBP, 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Amounts allocated to accounts of persons who had elected to withdraw from plan but not yet paid, amount	$ 287,383	$ 98,727
Participant refunds payable	13,776	$ 39,443
Merging plan, assets	$ 180,000,000